Taxation Paid - Detailed Information About Income Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Income tax paid [line items]
Tax receivable (payable), net at the beginning of the year	$ (22.4)	$ 115.9	$ (121.3)
SA and foreign current taxation recognised in profit or loss	(458.3)	(475.1)	(424.4)
Tax receivable (payable), net at the end of the year	13.6	(22.4)	115.9
Translation	0.5	1.7	(19.0)
Total taxation paid	(421.8)	(611.7)	(448.8)
Non-current taxation receivable	75.7	0.0	0.0	$ 100.3
Taxation receivable	(6.4)	(76.0)	0.0
Taxation payable	95.7	53.6	115.9
Tax Receivable (Payable), Net	(13.6)	22.4	$ (115.9)
Tax receivable	$ 82.1	$ 76.0
Canada
Income tax paid [line items]
Tax receivable					$ 100.3